RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of consulting fees (Details) - CAD ($)		12 Months Ended
	Apr. 01, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Consulting fees		$ 135,000	$ 307,734	$ 166,667
Company Controlled By Former Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Consulting fees		60,000	0	0
Directors [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	$ 250,000	$ 75,000	$ 307,734	$ 166,667